SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 23, 2016 $ / shares	Feb. 21, 2017 Covenant	Nov. 09, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Amount of credit facility drawn				$ 132,000	$ 47,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared date	Nov. 30, 2016
Cash dividend paid per share (in dollars per share) | $ / shares	$ 0.03
Dividend payment date	Dec. 07, 2016
Amount of credit facility drawn			$ 5,000
Number of debt covenants | Covenant		3